Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 443,920	$ 976,947
Accounts receivable, net of allowance for doubtful accounts of $0 and $0 at June 30, 2022 and December 31, 2021, respectively
Total current assets	443,920	976,947
OTHER ASSETS
Intangible Asset – Exclusive License	35,000	35,000
Total assets	478,920	1,011,947
Current liabilities:
Note payable to shareholder
Accounts payable and accrued liabilities	28,237	11,106
Total current liabilities	28,237	11,106
Stockholders’ equity
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 514,005,770 and 20,240,882 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	514,006	20,241
Preferred stock, value
Additional paid-in capital	711,914	1,265,559
Accumulated deficit	(775,237)	(284,959)
Total stockholders’ equity	450,683	1,000,841
Total liabilities and stockholders’ equity	478,920	1,011,947
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, value
Bitech Mining Corporation [Member]
Current assets:
Cash and cash equivalents		976,947
Accounts receivable, net of allowance for doubtful accounts of $0 and $0 at June 30, 2022 and December 31, 2021, respectively
Total current assets		976,947
OTHER ASSETS
Intangible Assets, Net		35,000
Total assets		1,011,947
Current liabilities:
Accounts and Other Payables		11,106
Total current liabilities		11,106
Stockholders’ equity
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 514,005,770 and 20,240,882 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively		93,407
Additional paid-in capital		1,192,393
Accumulated deficit		(284,959)
Total stockholders’ equity		1,000,841
Total liabilities and stockholders’ equity		$ 1,011,947